CONSOLIDATED STATEMENTS OF CASH FLOWS - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Cash generated from operations	₩ 103,572	₩ 81,735	₩ 37,220
Interest received	995	1,122	1,605
Interest paid	(111)	(186)	(277)
Income taxes paid	(30,273)	(12,815)	(12,177)
Net cash inflow from operating activities	74,183	69,856	26,371
Cash flows from investing activities
Increase in net short‑term financial instruments	(77,000)	(31,500)	(30,000)
Increase in other non-current financial assets	(1,289)	(856)	(274)
Proceeds from disposal of property and equipment	14	3	71
Proceeds from disposal of intangible assets	15	0	20
Purchase of property and equipment	(1,747)	(1,071)	(983)
Purchase of intangible assets	(2,464)	(2,625)	(1,360)
Net cash outflow in investing activities	(82,471)	(36,049)	(32,526)
Cash flows from financing activities
Proceeds from capital contribution from non-controlling interests	353	362	359
Repayment of lease liabilities	(3,648)	(2,893)	(2,034)
Payment of share issuance costs	(11)	(16)	(11)
Net cash outflow in financing activities	(3,306)	(2,547)	(1,686)
Effect of exchange rate changes on cash and cash equivalents	67	(56)	1,218
Net increase (decrease) in cash and cash equivalents	(11,527)	31,204	(6,623)
Cash and cash equivalents at beginning of the year	110,632	79,428	86,051
Cash and cash equivalents at end of the year	₩ 99,105	₩ 110,632	₩ 79,428